8. Convertible Debt and Convertible Debt, Related Party (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Convertible Debt and Convertible Debt, Related Party

Note 8 – Convertible Debt and Convertible Debt, Related Party

On May 15, 2019, Noble Link issued a series of secured convertible promissory notes (the “Noble Link Notes”) whereby investors provided Noble Link with $4 million to be used for the operations of Allied Esports and WPT, of which one Noble Link Note in the amount of $1 million was issued to the wife of a related party who formerly served as co-CEO of the Former Parent and a Director of Noble Link. Pursuant to the original terms of the Noble Link Notes, the Noble Link Notes accrued annual interest at 12%; provided that no interest would payable in the event the Noble Link Notes were converted into AESE common stock, as described below. The Noble Link Notes were due and payable on the first to occur of (i) the one-year anniversary of the issuance date, or (ii) the date on which a demand for payment was made during the time period beginning on the Closing Date and ending on the date that was three (3) months after the Closing Date. As security for purchasing the Noble Link Notes, the investors received a security interest in Allied Esports’ assets (second to any liens held by the landlord of the Las Vegas arena for property located in that arena), as well as a pledge of the equity of all of the entities comprising WPT, and a guarantee of the Former Parent and BRAC. Upon the closing of the Merger, the Noble Link Notes were convertible, at the option of the holder, into shares of AESE common stock at $8.50 per share. On August 5, 2019, the Noble Link Notes were amended pursuant to an Amendment and Acknowledgement Agreement as described below.

Pursuant to the Merger Agreement, on the Closing Date, in addition to the $4 million of Noble Link Notes, AESE assumed $10,000,000 of the convertible debt obligations of the Former Parent (the “Former Parent Notes”; see Note 4 - Reverse Merger and Recapitalization), such that the aggregate indebtedness of the Company pursuant to the Noble Link Notes and Bridge Notes (collectively, the “Notes”) is $14 million. The Notes bear interest at 12% per annum. Pursuant to the Amendment and Acknowledgement agreement discussed below, the Former Parent Notes are secured by all property and assets owned by AESE and its subsidiaries.

Pursuant to an Amendment and Acknowledgement Agreement dated August 5, 2019 (the “Amendment and Acknowledgement Agreement”), the Notes were amended such that the Notes mature one year and two weeks after the closing of the Merger (the “Maturity Date”). The Notes are convertible into shares of AESE common stock at any time between the Closing Date and the Maturity Date at a conversion price of $8.50 per share. Further, the minimum interest to be paid under each Note shall be the greater of (a) 18 months of accrued interest at 12% per annum; or (b) the sum of the actual interest accrued plus 6 months of additional interest at 12% per annum. The Company recorded interest expense of $411,433 and $469,296, respectively, related to the Notes during the three and nine months ended September 30, 2019.

Pursuant to the note purchase agreements entered into by the purchase of the Notes (the “Noteholders” and such agreements, the “Note Purchase Agreements”), upon the consummation of the Merger, each Noteholder received a five-year warrant to purchase their proportionate share of 532,000 shares of AESE common stock. In addition, pursuant to the Note Purchase Agreements, Noteholders are each entitled to their proportionate share of 3,846,153 shares of AESE common stock if such Noteholder’s Note is converted into AESE common stock and, at any time within five years after the date of the closing of the Mergers, the last exchange-reported sale price of AESE common stock is at or above $13.00 for thirty (30) consecutive calendar days (the “Contingent Consideration”).

The relative fair value of the warrants and the Contingent Consideration of $114,804 and $152,590, respectively, was recorded as debt discount and additional paid in capital. The Company recorded amortization of debt discount of $36,414 during the three and nine months ended September 30, 2019, which is included in interest expense on the accompanying condensed consolidated statements of operations. Unamortized debt discount is $230,980 at September 30, 2019.